Subsequent events (Details) (Subsequent event)			1 Months Ended
	Mar. 31, 2013 Shanghai Animation Agreements to jointly invest in production and distribution of animation film with related party Forecast USD ($)	Mar. 31, 2013 Shanghai Animation Agreements to jointly invest in production and distribution of animation film with related party Forecast CNY	Mar. 31, 2013 Shanghai Taomee Online game development company investment with five third party individuals USD ($) item	Mar. 31, 2013 Shanghai Taomee Online game development company investment with five third party individuals CNY item	Mar. 31, 2013 Voozclub USD ($)
Subsequent events
Cost method investment					$ 1,400,000
Investment in production and distribution of film project	2,068,252	13,000,000
Investment			$ 318,193	2,000,000
Ownership interest (as a percentage)			40.00%	40.00%
Number of third-party individuals that have entered into an equity investment agreement with the entity			5	5